Cover	Oct. 15, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K (the “Initial Form 8-K”) that Triller Group Inc. (the “Company”) filed with the Securities and Exchange Commission on October 21, 2024. As previously reported in the Initial Form 8-K, on October 15, 2024, the Company consummated the previously announced merger (the “Closing”), pursuant to that certain Amended and Restated Agreement and Plan of Merger, dated as of August 30, 2024, as amended (the “Merger Agreement”), by and between AGBA, its wholly owned subsidiary AGBA Social Inc. (“Merger Sub”), Triller Corp., a Delaware corporation (“Triller”) and the representative of the Triller stockholders. Pursuant to the Merger Agreement, Merger Sub merged into Triller, with Triller as the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”).
Document Period End Date	Oct. 15, 2024
Entity File Number	001-38909
Entity Registrant Name	TRILLER GROUP INC.
Entity Central Index Key	0001769624
Entity Tax Identification Number	33-1473901
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7119 West Sunset Boulevard
Entity Address, Address Line Two	Suite 782
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	310
Local Phone Number	893-5090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ILLR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Title of 12(b) Security	Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Trading Symbol	ILLRW
Security Exchange Name	NASDAQ